OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets
Government authorities	$ 388	$ 212
Accrued income-IIA		208
Consumables	200	442
Prepaid expenses and other	1,178	672
Other current assets	$ 1,766	$ 1,534